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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07339

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through October 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.REPORTS TO SHAREOWNERS.

PIONEER
                                    -------
                                     EQUITY
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                    10/31/04


                                [LOGO] PIONEER
                                       Investments(R)

Table of Contents
---------------------------------------------------------------
Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              8
Portfolio Management Discussion                             10
Schedule of Investments                                     14
Financial Statements                                        21
Notes to Financial Statements                               30
Report of Independent Registered Public Accounting Firm     36
The Pioneer Family of Mutual Funds                          37
Trustees, Officers and Service Providers                    38

Pioneer Equity Income Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund
PORTFOLIO SUMMARY 10/31/04

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         98.1%
Convertible Preferred Stocks                                                1.1%
Temporary Cash Investment                                                   0.7%
Convertible Corporate Bonds                                                 0.1%

 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 22.4%
Utilities                                                                  17.0%
Consumer Discretionary                                                     11.9%
Energy                                                                     10.4%
Industrials                                                                10.3%
Telecommunication Services                                                  6.9%
Materials                                                                   6.8%
Consumer Staples                                                            6.0%
Health Care                                                                 5.9%
Information Technology                                                      2.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

1.  Paccar, Inc.                    4.33%   6. ConocoPhillips               2.49%
2.  ChevronTexaco Corp.             3.70    7. Questar Corp.                2.44
3.  Exxon Mobil Corp.               3.56    8. SunTrust Banks, Inc.         2.21
4.  Washington Mutual, Inc.         3.11    9. KeySpan Energy Corp.         2.07
5.  T. Rowe Price Associates, Inc.  2.56   10. Constellation Energy Group   2.02

*This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $26.91     $23.57

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.4796      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

-----------------------------------------
      Average Annual Total Returns
        (As of October 31, 2004)

             Net Asset    Public Offering
Period         Value        Price (POP)
10 Years       10.52%          9.86%
5 Years         2.72           1.51
1 Year         16.33           9.63

-----------------------------------------

--------------------------------------------------
Value of $10,000 Investment

[DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer Equity      Russell 1000
Date               Income Fund         Value Index
10/31/1994            $9,425             $10,000
                     $11,261             $12,471
10/31/1996           $13,010             $15,431
                     $16,964             $20,551
10/31/1998           $20,135             $23,601
                     $22,402             $27,502
10/31/2000           $23,948             $29,020
                     $21,743             $25,577
10/31/2002           $18,999             $23,014
                     $22,018             $28,280
10/31/2004           $25,613             $32,646

--------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index is a measure of the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $26.75     $23.42

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.2479      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

----------------------------------
  Average Annual Total Returns
    (As of October 31, 2004)

                If          If
Period         Held      Redeemed
10 Years       9.70%       9.70%
5 Years        1.88        1.71
1 Year        15.34       11.34

----------------------------------

--------------------------------------------------
Value of $10,000 Investment

[DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer Equity      Russell 1000
Date               Income Fund         Value Index
10/31/1994           $10,000              $10,000
                     $11,865              $12,471
10/31/1996           $13,609              $15,431
                     $17,603              $20,551
10/31/1998           $20,741              $23,601
                     $22,905              $27,502
10/31/2000           $24,288              $29,020
                     $21,884              $25,577
10/31/2002           $18,965              $23,014
                     $21,792              $28,280
10/31/2004           $25,134              $32,646

--------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins on 4/30/94. The Russell 1000 Value Index is a measure of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.



Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $26.68     $23.37

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.2743      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

----------------------------------------
      Average Annual Total Returns
        (As of October 31, 2004)

                      If           If
Period               Held       Redeemed
Life-of-Class
(1/31/96)            7.87%        7.87%
5 Years              1.84         1.84
1 Year              15.40        15.40

----------------------------------------

--------------------------------------------------
Value of $10,000 Investment

[DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer Equity      Russell 1000
Date               Income Fund         Value Index
1/31/1996            $10,000              $10,000
10/31/1996           $10,534              $11,142
                     $13,622              $14,839
10/31/1998           $16,047              $17,040
                     $17,708              $19,857
10/31/2000           $18,761              $20,953
                     $16,882              $18,467
10/31/2002           $14,626              $16,617
                     $16,810              $20,419
10/31/2004           $19,399              $23,570

--------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index is a measure of the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $27.08     $23.71

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.4493      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

-----------------------------------
   Average Annual Total Returns
     (As of October 31, 2004)

                 If           If
Period          Held       Redeemed
10 Years       10.10%       10.10%
5 Years         2.46         2.46
1 Year         16.23        16.23

-----------------------------------

--------------------------------------------------
Value of $10,000 Investment

[DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer Equity      Russell 1000
Date               Income Fund         Value Index
10/31/1994           $10,000              $10,000
                     $11,891              $12,471
10/31/1996           $13,669              $15,431
                     $17,733              $20,551
10/31/1998           $20,941              $23,601
                     $23,180              $27,502
10/31/2000           $24,657              $29,020
                     $22,277              $25,577
10/31/2002           $19,370              $23,014
                     $22,519              $28,280
10/31/2004           $26,172              $32,646

--------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index is a measure of the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $27.02     $23.65

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.5866      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

-----------------------------------
   Average Annual Total Returns
     (As of October 31, 2004)

                 If           If
Period          Held       Redeemed
10 Years       10.81%       10.81%
5 Years         3.16         3.16
1 Year         16.88        16.88

-----------------------------------

--------------------------------------------------
Value of $10,000 Investment

[DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                  Pioneer Equity      Russell 1000
Date               Income Fund         Value Index
7/31/1998            $10,000              $10,000
                     $10,167               $9,698
                     $11,354              $11,301
10/31/2000           $12,187              $11,925
                     $11,103              $10,510
10/31/2002            $9,744               $9,457
                     $11,347              $11,621
10/31/2004           $13,263              $13,415

--------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 7/25/90 to 7/2/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 7/31/98. The Russell 1000 Value Index is a measure of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2004 through October 31, 2004

Share Class                         A           B           C           R           Y
-----------------------------------------------------------------------------------------
 Beginning Account Value        $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
 On 5/1/04
 Ending Account Value           $1,073.85   $1,068.95   $1,069.51   $1,073.42   $1,076.34
 On 10/31/04
 Expenses Paid During Period*   $    5.60   $    9.99   $    9.59   $    6.11   $    3.33

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.92%, 1.84%, 1.17% and 0.64%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2004 through October 31, 2004

Share Class                        A           B           C           R           Y
----------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
On 5/1/04
Ending Account Value           $1,019.71   $1,015.33   $1,015.63   $1,019.25   $1,021.92
On 10/31/04
Expenses Paid During Period*   $    5.45   $    9.73   $    9.34   $    5.95   $    3.24

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.92%, 1.84%, 1.17% and 0.64%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Equity Income Fund reviews the investment environment and the Fund's performance over the past year.

Q: What were the investment results for Pioneer Equity Income Fund in the last year, and how did the results compare with those of the stock market in general?

A: Pioneer Equity Income Fund turned in a strong performance in the year ended October 31, 2004. The total return on Class A shares at net asset value was 16.33%. By comparison, the Russell 1000 Value Index rose by 15.98% and the Standard & Poor's 500 Index gained 9.72% over the same twelve months. Both the Russell and the S&P are unmanaged indexes of the general stock market. The Fund also outperformed its peers, which, as measured by the average fund in the Lipper equity-income category, rose 12.42%. The second half of the Fund's fiscal year was also reasonably successful. Class A shares of Pioneer Equity Income Fund rose 7.38% in the six months ended October 31, versus 6.75% for the Russell 1000 Value Index, 9.72% for the Standard & Poor's 500 Index, and 4.56% for the average fund in the Lipper equity-income category.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    Throughout the year, the American economy continued to gather strength. Key measures such as employment, capital spending, and industrial production all indicated an economy on the upswing. Improving corporate earnings provided the key impetus to the stock market. Certainly some investors had concerns about the sharp rise in energy and other commodity prices. The persistently weak dollar, attributable perhaps in large measure to our trade deficit, also gave investors pause. There was likewise unease about the political uncertainty heading into the fall elections; that uncertainty at least was resolved shortly after the end of our fiscal year. As for unease about terrorism, that we shall probably continue to experience for some time, though at this point investors appear to have put it into perspective much as they did in the

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    1950s and 1960s with the threat of nuclear war with the Soviet Union. On the whole, we tend to think there is still too much pessimism about the economy, which, paradoxically, may be positive for the stock market as it means there are still potential buyers waiting in the wings. We look for another year of good economic growth in 2005, and we think that there will be additional opportunities to make money on reasonably priced stocks with above-average prospects.

Q: Can you discuss investments that helped performance of the Fund during the year and also the investments that hurt results?

A: The bright spots for Pioneer Equity Income Fund in the year were our investments in financial services, industrials, energy, materials, utilities, and consumer discretionary. Areas of weakness, though of lesser magnitude than our points of strength, were consumer staples, telecommunications services, and health care. In financials, two of our regional banks, SouthTrust and Charter One Financial, received takeover offers from other banks at high premiums to their market prices. Our shares of T. Rowe Price, an investment-management company, also did very well with the rising financial markets. At the same time, we benefited from not owning shares of Citigroup, which did not keep up with other stocks in the financial sector.

    For the third year in a row, Paccar, the builder of heavy trucks, was a top performer for us in industrials. Another good performer for us in industrials was Timken, producer of tapered roller bearings and specialty steels. High oil and natural-gas prices helped our energy holdings, most particularly ConocoPhillips and ChevronTexaco. One final success story to highlight was Questar, classified as a utility, but also participating in oil and gas exploration and production as well as pipeline operation.

    With regard to weak areas, we had trouble again this year with higher-dividend-paying, "value" names in food processing, pharmaceuticals, and telecommunications. Campbell Soup, Eli Lilly, Merck, and AT&T were a few of the individual names that lagged the rest of the portfolio.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04                             (continued)
--------------------------------------------------------------------------------

Q: Please describe changes you made to the portfolio in the second half of the year.

A: As in the first half of the year, we were fairly active in the six months ended October 31, initiating nine positions and liquidating ten. New were:
    Phelps Dodge, leading copper miner, profiting from high metals prices; Servicemaster, provider of a broad range of services to residential and commercial customers, including lawn care and termite control, plumbing and furniture repair; and Tupperware. To our previous holdings of their convertible securities, we added common shares of both Ford Motor and General Motors, U.S. auto manufacturers showing higher cyclical earnings. We took a small position in a new offering of convertibles in Schering Plough, a recovering story in the drug industry. We added two names in banking, State Street and Comerica. Finally, we purchased shares of Ameren, a St. Louis, Missouri-based electric and gas utility with a very generous dividend yield.

    Sales in the six-month period included stocks we felt had reached their reasonable appreciation potential, for instance J.C. Penney and Biomet, and stocks where we had developed concerns about the potential, namely Vectren, Coca Cola, and St. Paul Travelers. Our shares of Charter One Financial were acquired for cash by Royal Bank of Scotland, resulting in a nice realized gain for the Fund. Also sold were Bank of America, Sears Roebuck, the Electronic Data Systems convertible preferred, and Hewlett Packard. In the case of Sears, with whose earnings prospects we had become distinctly discouraged, we could not have foretold that after our fiscal year end, KMart would make a premium acquisition offer for the company.

Q: What is your outlook for the new fiscal year?

A: We think that 2005 could be another decent year for the stock market, though, as always, there are things that might happen to throw the market off track. We shall be watching interest rates and inflation closely, and we would also feel more comfortable with some stabilization in the dollar. So far the market has seemed to react positively to the presidential election result, though we have to believe that the reaction is due at least in part just to relief over the quick resolution of the election this time

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    around. We have always felt that our business cycle in the U.S. runs its own course and that, while governmental policies can surely influence developments, the main economic drivers are the forces of the free market. We know that the shareholders of Pioneer Equity Income Fund include both Republicans and Democrats, undoubtedly many independents, also members of other parties, and possibly even some monarchists, utopians, and millenarians. It is always our goal to manage the Fund in the interests of all of our shareholders, putting our own political views to one side and instead working all the time at positioning the Fund in the best way we can, striving to make money for you over the long term. Thank you for your support.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04
--------------------------------------------------------------------------------

Shares                                                                       Value
                    CONVERTIBLE PREFERRED STOCKS - 1.1%
                    Automobiles & Components - 1.0%
                    Automobile Manufacturers - 1.0%
       10,000       General Motors Corp., Series B, 5.25%, 3/6/32     $    232,500
      175,000       Ford Capital Trust, 6.5%, 1/15/32                    8,743,000
                                                                      ------------
                                                                      $  8,975,500
                                                                      ------------
                    Total Automobiles & Components                    $  8,975,500
                                                                      ------------
                    Pharmaceuticals & Biotechnology - 0.1%
                    Pharmaceuticals - 0.1%
       15,745       Schering-Plough Corp., 6.0%, 9/14/07              $    810,868
                                                                      ------------
                    Total Pharmaceuticals & Biotechnology             $    810,868
                                                                      ------------
                    TOTAL CONVERTIBLE PREFERRED STOCKS
                    (Cost $9,245,070)                                 $  9,786,368
                                                                      ------------
Principal
Amount
                    CONVERTIBLE CORPORATE BONDS - 0.1%
                    Retailing - 0.1%
                    Apparel Retail - 0.1%
    $ 800,000       GAP, Inc., 5.75%, 3/15/09                         $  1,020,000
                                                                      ------------
                    TOTAL CONVERTIBLE CORPORATE BONDS
                    (Cost $800,000)                                   $  1,020,000
                                                                      ------------
Shares
                    COMMON STOCKS - 98.7%
                    Energy - 10.4%
                    Integrated Oil & Gas - 10.4%
      258,780       ConocoPhillips                                    $ 21,817,742
      611,400       ChevronTexaco Corp.                                 32,440,884
      100,000       Occidental Petroleum Corp.                           5,583,000
      633,878       Exxon Mobil Corp.                                   31,199,475
                                                                      ------------
                                                                      $ 91,041,101
                                                                      ------------
                    Total Energy                                      $ 91,041,101
                                                                      ------------
                    Materials - 6.7%
                    Commodity Chemicals - 1.7%
      200,000       Air Products & Chemicals, Inc.                    $ 10,636,000
      105,232       E.I. du Pont de Nemours and Co.                      4,511,296
                                                                      ------------
                                                                      $ 15,147,296
                                                                      ------------
                    Construction Materials - 0.6%
      100,000       Vulcan Materials Co.                              $  4,978,000
                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
              Diversified Chemicals - 1.0%
 135,000      PPG Industries, Inc.                       $  8,606,250
                                                         ------------
              Diversified Metals & Mining - 1.0%
 100,000      Phelps Dodge Corp.                         $  8,754,000
                                                         ------------
              Paper Products - 0.8%
 230,000      Meadwestvaco Corp.                         $  7,251,900
                                                         ------------
              Specialty Chemicals - 0.8%
 150,000      Valspar Corp.                              $  6,999,000
                                                         ------------
              Steel - 0.8%
 513,705      Roanoke Electric Steel Corp.               $  7,525,778
                                                         ------------
              Total Materials                            $ 59,262,224
                                                         ------------
              Capital Goods - 8.9%
              Aerospace & Defense - 2.7%
 125,000      Boeing Co.                                 $  6,237,500
 168,700      General Dynamics Corp.                       17,227,644
                                                         ------------
                                                         $ 23,465,144
                                                         ------------
              Electrical Component & Equipment - 1.3%
 175,000      Emerson Electric Co.                       $ 11,208,750
                                                         ------------
              Industrial Conglomerates - 2.4%
 235,600      Johnson Controls, Inc.                     $ 13,511,660
  85,000      United Technologies Corp.                     7,889,700
                                                         ------------
                                                         $ 21,401,360
                                                         ------------
              Industrial Machinery - 2.5%
 632,446      Gorman-Rupp Co.+                           $ 13,724,078
 350,000      The Timken Co.                                8,400,000
                                                         ------------
                                                         $ 22,124,078
                                                         ------------
              Total Capital Goods                        $ 78,199,332
                                                         ------------
              Commercial Services & Supplies - 0.4%
              Employment Services - 0.4%
 300,000      Servicemaster Co.*                         $  3,852,000
                                                         ------------
              Total Commercial Services & Supplies       $  3,852,000
                                                         ------------
              Transportation - 1.0%
              Railroads - 1.0%
 205,000      Burlington Northern, Inc.                  $  8,571,050
                                                         ------------
              Total Transportation                       $  8,571,050
                                                         ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
              Automobiles & Components - 5.7%
              Automobile Manufacturers - 5.7%
 450,000      Ford Motor Corp.                        $  5,863,500
 165,000      General Motors Corp. (b)                   6,360,750
 548,625      Paccar, Inc.                              38,025,199
                                                      ------------
                                                      $ 50,249,449
                                                      ------------
              Total Automobiles & Components          $ 50,249,449
                                                      ------------
              Consumer Durables & Apparel - 0.4%
              Housewares & Specialties - 0.4%
 200,000      Tupperware Corp.                        $  3,338,000
                                                      ------------
              Total Consumer Durables & Apparel       $  3,338,000
                                                      ------------
              Media - 3.3%
              Movies & Entertainment - 1.7%
 531,200      Cedar Fair, L.P.                        $ 15,479,168
                                                      ------------
              Publishing - 1.6%
 160,000      McGraw-Hill Co., Inc.                   $ 13,800,000
                                                      ------------
              Total Media                             $ 29,279,168
                                                      ------------
              Retailing - 1.3%
              Department Stores - 1.3%
 428,000      May Department Stores Co.               $ 11,153,680
                                                      ------------
              Total Retailing                         $ 11,153,680
                                                      ------------
              Food, Beverage & Tobacco - 5.0%
              Packaged Foods & Meats - 4.3%
 520,000      Campbell Soup Co.                       $ 13,956,800
 225,000      General Mills, Inc.                        9,956,250
 272,550      H.J. Heinz Co., Inc.                       9,907,193
 184,000      Sara Lee Corp.                             4,283,520
                                                      ------------
                                                      $ 38,103,763
                                                      ------------
              Soft Drinks - 0.7%
 116,300      PepsiCo, Inc.                           $  5,766,154
                                                      ------------
              Total Food, Beverage & Tobacco          $ 43,869,917
                                                      ------------
              Household & Personal Products - 1.0%
              Household Products - 1.0%
  66,000      Colgate-Palmolive Co.                   $  2,944,920
 108,800      Clorox Co.                                 5,940,480
                                                      ------------
                                                      $  8,885,400
                                                      ------------
              Total Household & Personal Products     $  8,885,400
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
              Health Care Equipment & Services - 3.7%
              Health Care Distributors - 3.2%
 356,600      Abbott Laboratories                        $ 15,201,858
 210,000      Johnson & Johnson                            12,259,800
                                                         ------------
                                                         $ 27,461,658
                                                         ------------
              Health Care Equipment - 0.5%
  88,000      Becton, Dickinson & Co.                    $  4,620,000
                                                         ------------
              Total Health Care Equipment & Services     $ 32,081,658
                                                         ------------
              Pharmaceuticals & Biotechnology - 2.1%
              Pharmaceuticals - 2.1%
 200,000      Eli Lilly & Co.                            $ 10,982,000
 190,400      Merck & Co., Inc.                             5,961,424
  60,000      Pfizer, Inc.                                  1,737,000
                                                         ------------
                                                         $ 18,680,424
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $ 18,680,424
                                                         ------------
              Banks - 13.0%
              Diversified Banks - 3.2%
 100,000      Comerica, Inc.                             $  6,151,000
 318,700      U.S. Bancorp                                  9,118,007
 215,662      Wells Fargo & Co.                            12,879,335
                                                         ------------
                                                         $ 28,148,342
                                                         ------------
              Regional Banks - 6.7%
 250,000      First Horizon National Corp.               $ 10,820,000
 358,600      National City Corp.                          13,974,641
 329,400      SouthTrust Corp.                             14,351,958
 275,000      SunTrust Banks, Inc.                         19,354,500
                                                         ------------
                                                         $ 58,501,099
                                                         ------------
              Thrifts & Mortgage Finance - 3.1%
 705,000      Washington Mutual, Inc.                    $ 27,290,550
                                                         ------------
              Total Banks                                $113,939,991
                                                         ------------
              Diversified Financials - 4.8%
              Asset Management & Custody Banks - 4.1%
 208,000      Eaton Vance Corp.                          $  9,072,960
 100,000      State Street Corp.                            4,505,000
 402,000      T. Rowe Price Associates, Inc.               22,419,540
                                                         ------------
                                                         $ 35,997,500
                                                         ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

Shares                                                               Value
              Investment Banking & Brokerage - 0.7%
 175,000      A.G. Edwards, Inc.                              $  6,345,500
                                                              ------------
              Total Diversified Financials                    $ 42,343,000
                                                              ------------
              Insurance - 3.3%
              Property & Casualty Insurance - 3.3%
 205,100      Chubb Corp.                                     $ 14,793,863
 299,300      Safeco Corp.                                      13,839,632
                                                              ------------
                                                              $ 28,633,495
                                                              ------------
              Total Insurance                                 $ 28,633,495
                                                              ------------
              Real Estate - 1.3%
              Real Estate Investment Trust - 1.3%
 200,000      Simon DeBartolo Group, Inc.                     $ 11,664,000
                                                              ------------
              Total Real Estate                               $ 11,664,000
                                                              ------------
              Software & Services - 1.1%
              Application Software - 0.3%
 100,000      Microsoft Corp.                                 $  2,799,000
                                                              ------------
              Data Processing & Outsourced Services - 0.8%
 150,000      Automatic Data Processing, Inc.                 $  6,508,500
                                                              ------------
              Total Software & Services                       $  9,307,500
                                                              ------------
              Technology Hardware & Equipment - 1.4%
              Computer Hardware - 1.4%
 222,550      Diebold, Inc.                                   $ 10,649,017
  20,000      IBM Corp.                                          1,795,000
                                                              ------------
                                                              $ 12,444,017
                                                              ------------
              Total Technology Hardware & Equipment           $ 12,444,017
                                                              ------------
              Telecommunication Services - 6.9%
              Integrated Telecommunication Services - 6.9%
 184,585      Alltel Corp.                                    $ 10,139,254
 230,000      AT&T Corp.                                         3,935,300
 496,400      BellSouth Corp.                                   13,238,988
 694,669      SBC Communications, Inc.                          17,547,339
 400,000      Verizon Communications, Inc.                      15,640,000
                                                              ------------
                                                              $ 60,500,881
                                                              ------------
              Total Telecommunication Services                $ 60,500,881
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                              Value
              Utilities - 17.0%
              Electric Utilities - 10.7%
  285,000     Ameren Corp.                                   $ 13,680,000
  235,400     American Electric Power Co., Inc.                 7,751,722
  436,500     Constellation Energy Group                       17,730,630
  275,000     Consolidated Edison, Inc.                        11,948,750
  120,000     FPL Group, Inc.                                   8,268,000
  384,400     Great Plains Energy, Inc.                        10,951,556
  190,000     NSTAR                                             9,399,300
  440,000     Southern Co.                                     13,899,600
                                                             ------------
                                                             $ 93,629,558
                                                             ------------
              Gas Utilities - 4.5%
  454,700     KeySpan Energy Corp.                           $ 18,165,265
  446,600     Questar Corp.                                    21,436,800
                                                             ------------
                                                             $ 39,602,065
                                                             ------------
              Multi-Utilities & Unregulated Power - 1.1%
  180,000     Equitable Resources, Inc.                      $  9,954,000
                                                             ------------
              Water Utilities - 0.7%
  275,625     Aqua America, Inc.                             $  6,025,163
                                                             ------------
              Total Utilities                                $149,210,786
                                                             ------------
              TOTAL COMMON STOCKS
              (Cost $622,529,868)                            $866,507,073
                                                             ------------
              TEMPORARY CASH INVESTMENT - 0.7%
              Security Lending Collateral - 0.7%
6,270,000     Securities Lending Investment Fund, 1.76%      $  6,270,000
                                                             ------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $6,270,000)                              $  6,270,000
                                                             ------------
              TOTAL INVESTMENTS IN SECURITIES - 100.6%
              (Cost $638,844,938)(a)                         $883,583,441
                                                             ------------
              OTHER ASSETS AND LIABILITIES - (0.6)%          $ (5,496,001)
                                                             ------------
              TOTAL NET ASSETS - 100.0%                      $878,087,440
                                                             ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

*  Non-income producing security.


+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company and is deemed to be an affiliate of the Fund.


(a) At October 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $633,207,829 was as follows:
    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                $262,427,058
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                 (12,051,446)
                                                                             ------------
    Net unrealized gain                                                      $250,375,612
                                                                             ------------
(b) At October 31, 2004, the following security was out on loan:


Shares          Security                  Market Value
  156,750       General Motors Corp.     $6,042,713
                                         ----------
                Total                    $6,042,713
                                         ----------

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2004 aggregated $212,497,344 and $182,430,023, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $6,042,713)
   (cost $630,938,442)                                           $869,859,363
  Investment in securities of affiliated issuers, at value
   (cost $7,906,496)                                               13,724,078
                                                                 ------------
     Total Investment in securities at value
       (cost $638,844,938)                                       $883,583,441
  Cash                                                                300,031
  Receivables -
   Fund shares sold                                                   657,532
   Dividends and interest                                           2,488,859
                                                                 ------------
     Total assets                                                $887,029,863
                                                                 ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                       $  1,589,259
   Upon return of securities loaned                                 6,270,000
  Due to affiliates                                                 1,002,511
  Accrued expenses                                                     80,653
                                                                 ------------
     Total liabilities                                           $  8,942,423
                                                                 ------------
NET ASSETS:
  Paid-in capital                                                $630,237,313
  Undistributed net investment income                               6,554,311
  Accumulated net realized loss on investments                     (3,442,687)
  Net unrealized gain on investments                              244,738,503
                                                                 ------------
     Total net assets                                            $878,087,440
                                                                 ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $600,834,690/22,325,444 shares)              $      26.91
                                                                 ------------
  Class B (based on $161,274,686/6,028,218 shares)               $      26.75
                                                                 ------------
  Class C (based on $109,787,437/4,114,348 shares)               $      26.68
                                                                 ------------
  Class R (based on $2,071,745/76,507 shares)                    $      27.08
                                                                 ------------
  Class Y (based on $4,118,882/152,416 shares)                   $      27.02
                                                                 ------------
MAXIMUM OFFERING PRICE:
  Class A ($26.91 [divided by] 94.25%)                           $      28.55
                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For The Year Ended 10/31/04

INVESTMENT INCOME:
  Dividends (including income from affiliated issuers
   of $346,581)                                             $26,083,091
  Interest                                                      151,264
  Income from securities loaned, net                             11,873
                                                            -----------
     Total investment income                                                  $ 26,246,228
                                                                              ------------
EXPENSES:
  Management fees                                           $ 4,999,074
  Transfer agent fees and expenses
   Class A                                                    1,016,397
   Class B                                                      520,693
   Class C                                                      246,119
   Class R                                                          372
   Class Y                                                          190
  Distribution fees
   Class A                                                    1,386,140
   Class B                                                    1,684,904
   Class C                                                    1,000,756
   Class R                                                        7,125
  Administrative reimbursements                                 170,301
  Custodian fees                                                 43,042
  Registration fees                                              87,228
  Professional fees                                              34,155
  Fees and expenses of nonaffiliated trustees                    12,626
  Miscellaneous                                                  11,992
                                                            -----------
     Total expenses                                                           $ 11,221,114
     Less fees paid indirectly                                                     (16,496)
                                                                              ------------
     Net expenses                                                             $ 11,204,618
                                                                              ------------
       Net investment income                                                  $ 15,041,610
                                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                            $ 17,268,323
                                                                              ------------
  Change in net unrealized gain on investments                                $ 89,703,695
                                                                              ------------
   Net gain on investments                                                    $106,972,018
                                                                              ------------
   Net increase in net assets resulting from operations                       $122,013,628
                                                                              ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03, respectively

                                                         Year Ended            Year Ended
                                                          10/31/04              10/31/03
FROM OPERATIONS:
Net investment income                                   $ 15,041,610          $ 12,937,620
Net realized gain on investments                          17,268,323            10,051,456
Change in net unrealized gain on investments              89,703,695            74,072,740
                                                        ------------          ------------
   Net increase in net assets resulting from
     operations                                         $122,013,628          $ 97,061,816
                                                        ------------          ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.48 and $0.48 per share, respectively)     $(10,358,673)         $ (9,674,061)
  Class B ($0.25 and $0.30 per share, respectively)       (1,656,118)           (2,357,374)
  Class C ($0.27 and $0.31 per share, respectively)       (1,084,083)             (794,271)
  Class R ($0.45 and $0.22 per share, respectively)          (23,930)                   (8)
  Class Y ($0.59 and $0.57 per share, respectively)         (208,297)              (94,823)
                                                        ------------          ------------
   Total distributions to shareowners                   $(13,331,101)         $(12,920,537)
                                                        ------------          ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $205,247,057          $207,349,923
Reinvestment of distributions                             11,207,005            11,091,391
Cost of shares repurchased                              (207,709,556)         (171,554,173)
                                                        ------------          ------------
   Net increase in net assets resulting from Fund
     share transactions                                 $  8,744,506          $ 46,887,141
                                                        ------------          ------------
   Net increase in net assets                           $117,427,033          $131,028,420
NET ASSETS:
Beginning of year                                        760,660,407           629,631,987
                                                        ------------          ------------
End of year (including undistributed net investment
  income of $6,554,311 and $5,191,944
  respectively)                                         $878,087,440          $760,660,407
                                                        ------------          ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03, respectively

                                   '04 Shares       '04 Amount       '03 Shares       '03 Amount
CLASS A
Shares sold                         4,973,509    $  127,027,390       5,644,025      $122,023,366
Reinvestment of distributions         356,620         9,120,357         398,147         8,548,876
Less shares repurchased            (4,273,759)     (108,706,870)     (4,465,589)      (94,953,674)
                                   ----------    --------------      ----------      ------------
   Net increase                     1,056,370    $   27,440,877       1,576,583      $ 35,618,568
                                   ----------    --------------      ----------      ------------
CLASS B
Shares sold                         1,288,365    $   32,697,780       1,586,012      $ 34,548,323
Reinvestment of distributions          53,483         1,357,596          93,929         1,992,008
Less shares repurchased            (2,583,099)      (65,816,809)     (2,843,895)      (60,772,852)
                                   ----------    --------------      ----------      ------------
   Net decrease                    (1,241,251)   $  (31,761,433)     (1,163,954)     $(24,232,521)
                                   ----------    --------------      ----------      ------------
CLASS C
Shares sold                         1,481,014    $   37,244,660       2,165,681      $ 47,543,081
Reinvestment of capital gains          27,128           688,893          23,341           499,891
Less shares repurchased              (944,232)      (23,934,932)       (718,383)      (15,300,896)
                                   ----------    --------------      ----------      ------------
   Net increase                       563,910    $   13,998,621       1,470,639      $ 32,742,076
                                   ----------    --------------      ----------      ------------
CLASS R (a)
Shares sold                            42,478    $    1,110,868          46,311      $  1,088,556
Reinvestment of distributions             896            23,098               -                 3
Less shares repurchased               (13,178)         (324,142)              -                (9)
                                   ----------    --------------      ----------      ------------
   Net increase                        30,196    $      809,824          46,311      $  1,088,550
                                   ----------    --------------      ----------      ------------
CLASS Y
Shares sold                           279,396    $    7,166,359          98,343      $  2,146,597
Reinvestment of distributions             682            17,061           2,346            50,613
Less shares repurchased              (339,787)       (8,926,803)        (24,898)         (526,742)
                                   ----------    --------------      ----------      ------------
   Net increase (decrease)            (59,709)   $   (1,743,383)         75,791      $  1,670,468
                                   ----------    --------------      ----------      ------------

(a) Class R shares were first publicly offered on April 1, 2003.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                     10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                        $  23.57     $  20.80     $  24.28     $ 29.55      $  29.97
                                                            --------     --------     --------     -------      --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.52     $   0.47     $   0.49     $  0.47      $   0.58
 Net realized and unrealized gain (loss) on investments         3.30         2.78        (3.50)      (2.97)         1.28
                                                            --------     --------     --------     -------      --------
  Net increase (decrease) from investment operations        $   3.82     $   3.25     $  (3.01)    $ (2.50)     $   1.86
Distributions to shareowners:
 Net investment income                                         (0.48)       (0.48)       (0.47)      (0.45)        (0.52)
 Net realized gain                                                 -            -            -       (2.29)        (1.76)
 Tax return of capital                                             -            -            -       (0.03)            -
                                                            --------     --------     --------     -------      --------
Net increase (decrease) in net asset value                  $   3.34     $   2.77     $  (3.48)    $ (5.27)     $  (0.42)
                                                            --------     --------     --------     -------      --------
Net asset value, end of period                              $  26.91     $  23.57     $  20.80     $ 24.28      $  29.55
                                                            --------     --------     --------     -------      --------
Total return*                                                  16.33%       15.89%      (12.62)%     (9.21)%        6.90%
Ratio of net expenses to average net assets+                    1.08%        1.17%        1.11%       1.08%         1.11%
Ratio of net investment income to average net assets+           2.07%        2.24%        2.06%       1.77%         1.95%
Portfolio turnover rate                                           22%          15%          10%         15%           14%
Net assets, end of period (in thousands)                    $600,835     $501,283     $409,553     $464,792     $539,602
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.08%        1.17%        1.10%       1.06%         1.08%
 Net investment income                                          2.07%        2.24%        2.07%       1.79%         1.98%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                     10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                        $  23.42     $  20.67     $  24.14     $ 29.37      $  29.78
                                                            --------     --------     --------     -------      --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.35     $   0.32     $   0.31     $  0.25      $   0.35
 Net realized and unrealized gain (loss) on investments         3.23         2.73        (3.50)      (2.93)         1.28
                                                            --------     --------     --------     -------      --------
  Net increase (decrease) from investment operations        $   3.58     $   3.05     $  (3.19)    $ (2.68)     $   1.63
Distributions to shareowners:
 Net investment income                                         (0.25)       (0.30)       (0.28)      (0.23)        (0.28)
 Net realized gain                                                 -            -            -       (2.29)        (1.76)
 Tax return of capital                                             -            -            -       (0.03)            -
                                                            --------     --------     --------     -------      --------
Net increase (decrease) in net asset value                  $   3.33     $   2.75     $  (3.47)    $ (5.23)     $  (0.41)
                                                            --------     --------     --------     -------      --------
Net asset value, end of period                              $  26.75     $  23.42     $  20.67     $ 24.14      $  29.37
                                                            --------     --------     --------     -------      --------
Total return*                                                  15.34%       14.90%      (13.34)%     (9.90)%        6.04%
Ratio of net expenses to average net assets+                    1.95%        2.02%        1.91%       1.87%         1.91%
Ratio of net investment income to average net assets+           1.21%        1.41%        1.25%       0.98%         1.15%
Portfolio turnover rate                                           22%          15%          10%         15%           14%
Net assets, end of period (in thousands)                    $161,275     $170,283     $174,334     $230,268     $257,999
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.95%        2.02%        1.90%       1.85%         1.89%
 Net investment income                                          1.21%        1.41%        1.26%       1.00%         1.17%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                     10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                        $  23.37     $ 20.63      $  24.08     $  29.32     $ 29.75
                                                            --------     -------      --------     --------     -------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.29     $  0.24      $   0.26     $   0.21     $  0.30
 Net realized and unrealized gain (loss) on investments         3.29        2.81         (3.45)       (2.92)       1.30
                                                            --------     -------      --------     --------     -------
  Net increase (decrease) from investment operations        $   3.58     $  3.05      $  (3.19)    $  (2.71)    $  1.60
Distributions to shareowners:
 Net investment income                                         (0.27)      (0.31)        (0.26)       (0.21)      (0.27)
 Net realized gain                                                 -           -             -        (2.29)      (1.76)
 Tax return of capital                                             -           -             -        (0.03)          -
                                                            --------     -------      --------     --------     -------
Net increase (decrease) in net asset value                  $   3.31     $  2.74      $  (3.45)    $  (5.24)    $ (0.43)
                                                            --------     -------      --------     --------     -------
Net asset value, end of period                              $  26.68     $ 23.37      $  20.63     $  24.08     $ 29.32
                                                            --------     -------      --------     --------     -------
Total return*                                                  15.40%      14.93%       (13.37)%     (10.02)%      5.94%
Ratio of net expenses to average net assets+                    1.89%       2.00%         1.99%        1.98%       2.02%
Ratio of net investment income to average net assets+           1.26%       1.36%         1.19%        0.84%       1.05%
Portfolio turnover rate                                           22%         15%           10%          15%         14%
Net assets, end of period (in thousands)                    $109,787     $82,979      $ 42,903     $ 37,618     $32,050
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.89%       2.00%         1.98%        1.96%       1.98%
 Net investment income                                          1.26%       1.36%         1.20%        0.86%       1.09%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended    4/1/03  to (a)
                                                            10/31/04        10/31/03
CLASS R
Net asset value, beginning of period                        $ 23.71         $ 19.97
                                                            -------         -------
Net increase from investment operations:
  Net investment income                                     $  0.44         $  0.23
  Net realized and unrealized gain on investments              3.38            3.73
                                                            -------         -------
   Net increase from investment operations                  $  3.82         $  3.96
Distributions to shareowners:
  Net investment income                                       (0.45)          (0.22)
                                                            -------         -------
Net increase in net asset value                             $  3.37         $  3.74
                                                            -------         -------
Net asset value, end of period                              $ 27.08         $ 23.71
                                                            -------         -------
Total return*                                                 16.23%          19.87%
Ratio of net expenses to average net assets+                   1.17%           1.21%**
Ratio of net investment income to average net assets+          1.98%           0.97%**
Portfolio turnover rate                                          22%             15%
Net assets, end of period (in thousands)                    $ 2,072         $ 1,098
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 1.17%           1.21%**
  Net investment income                                        1.98%           0.97%**

(a) Class R shares were first publically offered on April 1, 2003.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                     10/31/04    10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                        $ 23.65     $ 20.85      $  24.33     $ 29.59      $ 30.00
                                                            -------     -------      --------     -------      -------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.67     $  0.52      $   0.55     $  0.55      $  0.70
 Net realized and unrealized gain (loss) on investments        3.29        2.85         (3.46)      (2.97)        1.27
                                                            -------     -------      --------     -------      -------
  Net increase (decrease) from investment operations        $  3.96     $  3.37      $  (2.91)    $ (2.42)     $  1.97
Distributions to shareowners:
 Net investment income                                        (0.59)      (0.57)        (0.57)      (0.52)       (0.62)
 Net realized gain                                                -           -             -       (2.29)       (1.76)
 Tax return of capital                                            -           -             -       (0.03)           -
                                                            -------     -------      --------     -------      -------
Net increase (decrease) in net asset value                  $  3.37     $  2.80      $  (3.48)    $ (5.26)     $ (0.41)
                                                            -------     -------      --------     -------      -------
Net asset value, end of period                              $ 27.02     $ 23.65      $  20.85     $ 24.33      $ 29.59
                                                            -------     -------      --------     -------      -------
Total return*                                                 16.88%      16.45%       (12.24)%     (8.89)%       7.33%
Ratio of net expenses to average net assets+                   0.64%       0.71%         0.69%       0.66%        0.70%
Ratio of net investment income to average net assets+          2.43%       2.66%         2.49%       2.17%        2.37%
Portfolio turnover rate                                          22%         15%           10%         15%          14%
Net assets, end of period (in thousands)                    $ 4,119     $ 5,017      $  2,842     $ 2,530      $ 2,669
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.64%       0.71%         0.68%       0.64%        0.68%
 Net investment income                                         2.43%       2.66%         2.50%       2.19%        2.39%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are current income and long-term growth.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At October 31, 2004, the Fund had a net capital loss carryforward of $3,442,687, which will expire in 2010 if not utilized.

   The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 were as follows:

--------------------------------------------------------------------------------

                                                       2004             2003
--------------------------------------------------------------------------------
Distributions paid from:
 Ordinary income                                    $13,331,101      $12,920,537
 Long-term capital gain                                       -                -
                                                    -----------      -----------
  Total                                             $13,331,101      $12,920,537
                                                    -----------      -----------

--------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004.

--------------------------------------------------------------------------------

                                                                       2004
--------------------------------------------------------------------------------
 Undistributed ordinary income                                     $    917,202
 Capital loss carryforward                                           (3,442,687)
 Unrealized appreciation                                            250,375,612
                                                                   ------------
   Total                                                           $247,850,127
                                                                   ------------

--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax adjustments on partnerships, preferred stocks and REIT holdings.

   At October 31, 2004, the Fund reclassified $348,142 to decrease undistributed net investment income and $348,142 to decrease accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $151,007 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2004.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2004, $474,817, was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $160,758 in transfer agent fees payable to PIMSS at October 31, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares, except Class Y (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $366,936 in distribution fees payable to PFD at October 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2004, CDSCs in the amount of $176,070 were paid to PFD.

5. Directed Brokerage and Expense Offset Arrangements
The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended October 31, 2004 the Fund's expenses were reduced by $5,378 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2004, the Fund's expenses were reduced by $11,118 under such arrangements.

6. Line Of Credit Facility
The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2004, the Fund had no borrowings under this agreement.

7. Affiliated Companies
The Fund's investments in certain companies exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of and for the year ended, October 31, 2004:

--------------------------------------------------------------------------------

                                                                              Dividend
                                  Shares                           Shares      Income
                    Beginning    held at   Purchases     Sales     Held at    for the      Value at
Affiliates            Value      11/1/03    (shares)   (shares)   10/31/04      year       10/31/04
-----------------------------------------------------------------------------------------------------
Gorman-Rupp Co.
(Common
Stock)            $11,960,823    505,957    126,489        -       632,446    $346,581    $13,724,078

--------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Equity Income Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Income Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 10, 2004

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                               Asset Allocation
Pioneer Fund                              Pioneer Ibbotson Moderate
Pioneer Balanced Fund                       Allocation Fund
Pioneer Equity Income Fund                Pioneer Ibbotson Growth
Pioneer Equity Opportunity Fund             Allocation Fund
Pioneer Growth Shares                     Pioneer Ibbotson Aggressive
Pioneer Mid Cap Growth Fund                 Allocation Fund
Pioneer Mid Cap Value Fund
   Pioneer Oak Ridge Large Cap            International/Global Equity
 Growth Fund                              Pioneer Emerging Markets Fund
   Pioneer Oak Ridge Small Cap            Pioneer Europe Select Fund
 Growth Fund                              Pioneer Europe Fund
   Pioneer Papp America-Pacific           Pioneer International Equity Fund
 Rim Fund                                 Pioneer International Value Fund
   Pioneer Papp Small and Mid Cap
 Growth Fund                              Fixed Income
Pioneer Papp Stock Fund                   Pioneer America Income Trust
   Pioneer Papp Strategic                 Pioneer Bond Fund
 Growth Fund                              Pioneer Global High Yield Fund
Pioneer Real Estate Shares                Pioneer High Yield Fund
Pioneer Research Fund*                    Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund              Pioneer Strategic Income Fund
Pioneer Small Company Fund                Pioneer Tax Free Income Fund
Pioneer Value Fund
                                          Money Market
                                          Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and  Principal Occupation During Past      Other Directorships Held
Name and Age              With the Fund           Length of Service   Five Years                            by this Trustee
John F. Cogan, Jr. (78)*  Chairman of the Board,  Since 1999.         Deputy Chairman and a Director of     Director of Harbor
                          Trustee and President   Serves until        Pioneer Global Asset Management       Global Company, Ltd.
                                                  retirement or       S.p.A. ("PGAM"); Non-Executive
                                                  removal             Chairman and a Director of Pioneer
                                                                      Investment Management USA Inc.
                                                                      ("PIM-USA"); Chairman and a Director
                                                                      of Pioneer; Director of Pioneer
                                                                      Alternative Investment Management
                                                                      Limited (Dublin); President and a
                                                                      Director of Pioneer Alternative
                                                                      Investment Management (Bermuda)
                                                                      Limited and affiliated funds;
                                                                      President and Director of Pioneer
                                                                      Funds Distributor, Inc. ("PFD");
                                                                      President of all of the Pioneer
                                                                      Funds; and Of Counsel (since 2000,
                                                                      partner prior to 2000), Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (counsel to PIM-USA and the Pioneer
                                                                      Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**     Trustee and             Since June, 2003.   President and Chief Executive         None
                          Executive Vice          Serves until        Officer, PIM-USA since May 2003
                          President               retirement or       (Director since January 2001);
                                                  removal             President and Director of Pioneer
                                                                      since May 2003; Chairman and
                                                                      Director of Pioneer Investment
                                                                      Management Shareholder Services,
                                                                      Inc. ("PIMSS") since May 2003;
                                                                      Executive Vice President of all of
                                                                      the Pioneer Funds since June 2003;
                                                                      Executive Vice President and Chief
                                                                      Operating Officer of PIM-USA,
                                                                      November 2000 to May 2003; Executive
                                                                      Vice President, Chief Financial
                                                                      Officer and Treasurer, John Hancock
                                                                      Advisers, L.L.C., Boston, MA,
                                                                      November 1999 to November 2000;
                                                                      Senior Vice President and Chief
                                                                      Financial Officer, John Hancock
                                                                      Advisers, L.L.C., April 1997 to
                                                                      November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Term of Office and  Principal Occupation During Past      Other Directorships
Name and Age                   With the Fund    Length of Service   Five Years                            Held by this Trustee
Mary K. Bush (56)              Trustee          Since 1999.         President, Bush International         Director of Brady
3509 Woodbine Street,                           Serves until        (international financial advisory     Corporation (industrial
Chevy Chase, MD 20815                           retirement or       firm)                                 identification and
                                                removal                                                   specialty coated
                                                                                                          material products
                                                                                                          manufacturer),
                                                                                                          Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee          Since 1999.         Alexander Graham Bell Professor of    None
Boston University Healthcare                    Serves until        Health Care Entrepreneurship, Boston
Entrepreneurship Program,                       retirement or       University; Professor of Management,
53 Bay State Road,                              removal             Boston University School of
Boston, MA 02215                                                    Management; Professor of Public
                                                                    Health, Boston University School of
                                                                    Public Health; Professor of Surgery,
                                                                    Boston University School of
                                                                    Medicine; and University Professor,
                                                                    Boston University
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Trustee          Since 1999.         Founding Director, The Winthrop       None
1001 Sherbrooke Street West,                    Serves until        Group, Inc. (consulting firm);
Montreal, Quebec, Canada                        retirement or       Professor of Management, Faculty of
H3A 1G5                                         removal             Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Positions Held   Term of Office and  Principal Occupation During Past      Other Directorships
Name and Age                   With the Fund    Length of Service   Five Years                            Held by this Trustee
Marguerite A. Piret (56)       Trustee          Since 1999.         President and Chief Executive         Director of New America
One Boston Place, 28th Floor,                   Serves until        Officer, Newbury, Piret & Company,    High Income Fund, Inc.
Boston, MA 02108                                retirement or       Inc. (investment banking firm)        (closed-end investment
                                                removal                                                   company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)           Trustee          Since 1999.         Senior Counsel, Sullivan & Cromwell   Director, The Swiss
125 Broad Street,                               Serves until        (law firm)                            Helvetia Fund, Inc.
New York, NY 10004                              retirement or                                             (closed-end investment
                                                removal                                                   company) and
                                                                                                          AMVESCAP PLC
                                                                                                          (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)             Trustee          Since 1999.         President, John Winthrop & Co., Inc.  None
One North Adgers Wharf,                         Serves until        (private investment firm)
Charleston, SC 29401                            retirement or
                                                removal
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held       Term of Office and        Principal Occupation During Past     Other Directorships
Name and Age                With the Fund        Length of Service         Five Years                           Held by this Trustee
Dorothy E. Bourassa (56)    Secretary            Since September, 2003.    Secretary of PIM-USA; Senior Vice    None
                                                 Serves at the discretion  President-Legal of Pioneer; and
                                                 of board.                 Secretary/Clerk of most of PIM-USA's
                                                                           subsidiaries since October 2000;
                                                                           Secretary of all of the Pioneer
                                                                           Funds since September 2003
                                                                           (Assistant Secretary from November
                                                                           2000 to September 2003); and Senior
                                                                           Counsel, Assistant Vice President
                                                                           and Director of Compliance of
                                                                           PIM-USA from April 1998 through
                                                                           October 2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)  Assistant Secretary  Since September, 2003.    Assistant Vice President and Senior  None
                                                 Serves at the discretion  Counsel of Pioneer since July 2002;
                                                 of board.                 Vice President and Senior Counsel of
                                                                           BISYS Fund Services, Inc. (April
                                                                           2001 to June 2002); Senior Vice
                                                                           President and Deputy General Counsel
                                                                           of Funds Distributor, Inc. (July
                                                                           2000 to April 2001); Vice President
                                                                           and Associate General Counsel from
                                                                           July 1996 to July 2000; Assistant
                                                                           Secretary of all of the Pioneer
                                                                           Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)        Assistant Secretary  Since September, 2003.    Partner, William Cutler Pickering    None
                                                 Serves at the discretion  Hale and Dorr LLP; Assistant
                                                 of board.                 Secretary of all of Pioneer Funds
                                                                           since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)           Treasurer            Since November, 2000.     Vice President-Fund Accounting,      None
                                                 Serves at the discretion  Administration and Custody Services
                                                 of board.                 of Pioneer (Manager from September
                                                                           1996 to February 1999); and
                                                                           Treasurer of all of the Pioneer
                                                                           Funds (Assistant Treasurer from June
                                                                           1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Positions Held       Term of Office and        Principal Occupation During Past     Other Directorships
Name and Age                With the Fund        Length of Service         Five Years                           Held by this Trustee
Mark E. Bradley (45)        Assistant Treasurer  Since November 2004.      Deputy Treasurer of Pioneer since    None
                                                 Serves at the discretion  2004; Treasurer and Senior Vice
                                                 of the Board              President, CDC IXIS Asset Management
                                                                           Services from 2002 to 2003;
                                                                           Assistant Treasurer and Vice
                                                                           President, MFS Investment Management
                                                                           from 1997 to 2002; and Assistant
                                                                           Treasurer of all of the Pioneer
                                                                           Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)       Assistant Treasurer  Since November, 2000.     Assistant Vice President-Fund        None
                                                 Serves at the discretion  Accounting, Administration and
                                                 of board.                 Custody Services of Pioneer (Fund
                                                                           Accounting Manager from 1994 to
                                                                           1999); and Assistant Treasurer of
                                                                           all of the Pioneer Funds since
                                                                           November 2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)          Assistant Treasurer  Since May, 2002.          Fund Accounting Manager-Fund         None
                                                 Serves at the discretion  Accounting, Administration and
                                                 of board.                 Custody Services of Pioneer; and
                                                                           Assistant Treasurer of all of the
                                                                           Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30) Assistant Treasurer  Since September, 2003.    Fund Administration Manager-Fund     None
                                                 Serves at the discretion  Accounting, Administration and
                                                 of board.                 Custody Services since June 2003;
                                                                           Assistant Vice President-Mutual Fund
                                                                           Operations of State Street
                                                                           Corporation from June 2002 to June
                                                                           2003 (formerly Deutsche Bank Asset
                                                                           Management); Pioneer Fund
                                                                           Accounting, Administration and
                                                                           Custody Services (Fund Accounting
                                                                           Services Manager from August 1999 to
                                                                           May 2002, Fund Accounting Supervisor
                                                                           from 1997 to July 1999); Assistant
                                                                           Treasurer of all of the Pioneer
                                                                           Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                            Positions Held       Term of Office and        Principal Occupation During Past     Other Directorships
Name and Age                With the Fund        Length of Service         Five Years                           Held by this Trustee
Martin J. Wolin (37)        Chief Compliance     Since October 2004.       Chief Compliance Officer of Pioneer  None
                            Officer              Serves at the discretion  (Director of Compliance and Senior
                                                 of the Board              Counsel from November 2000 to
                                                                           September 2004); Vice President and
                                                                           Associate General Counsel of UAM
                                                                           Fund Services, Inc. (mutual fund
                                                                           administration company) from
                                                                           February 1998 to November 2000; and
                                                                           Chief Compliance Officer of all of
                                                                           the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(S)M for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com











16547-00-1204
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $19,700 in 2004 and approximately $19,600 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended October 31, 2004 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,000 in 2004 and $3,600 in 2003. Additionally, there were fees for tax compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
October 31, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004 and $31,000 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended October 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2004

* Print the name and title of each signing officer under his or her signature.